Restatement of Previously Issued Financial Statements - Schedule of impact of restatement on balance sheets (Parentheticals) (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Class A Common Stock
Condensed Financial Statements Captions [Line Items]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Common stock, par value	0.0001	0.0001
Class B Common Stock
Condensed Financial Statements Captions [Line Items]
Common stock, par value	$ 0.0001	0.0001
As Restated
Condensed Financial Statements Captions [Line Items]
Redeemable convertible preferred stock, par value		0.0001
As Restated | Class A Common Stock
Condensed Financial Statements Captions [Line Items]
Common stock, par value		0.0001
As Restated | Class B Common Stock
Condensed Financial Statements Captions [Line Items]
Common stock, par value		$ 0.0001